Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Total loss for the period	$ (14,630)	$ (11,408)	$ (23,115)
Adjustments for:
Depreciation	9	9	10
Change in financial instrument fair value	574	2,719
Warrants expense		540	2,159
Unrealized loss (gain) on available-for-sale investments	9	11	(28)
Impairment of equipment			112
Accretion of convertible debt	106	81
Deferred taxes			(2,755)
Foreign exchange (gain) loss	41	(247)	183
Other gains		(587)
Share-based compensation	1,471	1,049	2,506
Subtotal	(12,420)	(7,833)	(20,928)
Change in non-cash working capital items:
Receivables	(2)	8	25
Prepaid expenses	(43)	(63)	(39)
Accounts payable and accrued liabilities	1,794	(3,086)	3,625
Net cash used in operating activities	(10,671)	(10,974)	(17,317)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits	9		(14)
Acquisition of equipment		(4)	(27)
Net cash used in investing activities	9	(4)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	5,673	9,993	13,979
Share issue costs	(52)	(151)	(521)
Issuance of convertible debt, net of issuance costs	1,000	5,060
Related party debt draws	175	600	1,500
Related party debt repayment		(1,100)
Net cash provided by financing activities	6,796	14,402	14,958
Exchange rate effect on cash, cash equivalents and restricted cash	(43)	235	345
Change in cash, cash equivalents and restricted cash during period	(3,909)	3,659	(2,055)
Cash, cash equivalents and restricted cash, beginning of period	4,412	753	2,808
Cash, cash equivalents and restricted cash, end of period	238	4,412	$ 753
Supplemental cash flow information:
Amounts paid for interest	135	144
Amounts paid for income taxes
Non-cash financing transaction (Lind conversions)	$ 4,103	$ 638